Investor A C and Institutional [Member] N-1A Cover	Jul. 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	BlackRock Funds II
Entity Central Index Key	0001398078
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Prospectus Date	Nov. 28, 2025